Subsequent Events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
17.	SUBSEQUENT EVENTS

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance in the last two months of the financial year and subsequent to the financial year end.

As the situation continues to evolve with significant level of uncertainty, the Company is unable to reasonably estimate the full financial impact of the COVID-19 outbreak. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its cost by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.